Borrowings - Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Cash flows per net debt statement	£ (487)	£ (4,074)
Non-financing cash flows included in net debt	897	33
Interest paid	(1,578)	(1,479)	£ (1,737)
Interest element of lease liabilities	(25)	(23)	(26)
Remaining cash flows relating to derivative financial instruments	(465)	251
Purchases of own shares held in employee share ownership trusts	(80)	(82)	(18)
Purchase of own shares	(2,012)	0	0
Proceeds from issue of perpetual hybrid bonds	0	1,681	0
Coupon paid on perpetual hybrid bonds	(60)	(6)	0
Dividends paid to owners of the parent	(4,915)	(4,904)	(4,745)
Capital injection from and purchases of non-controlling interests	(1)	1	17
Dividends paid to non-controlling interests	(158)	(150)	(136)
Other	6	3	2
Net cash used in financing activities	£ (8,878)	£ (8,749)	£ (7,897)